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January 3, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:   Columbia Frontier Fund, Inc.
      (formerly known as Seligman Frontier Fund, Inc.)
          Columbia Frontier Fund
          (formerly known as Seligman Frontier Fund)

      Post-Effective Amendment No. 48
      File No. 2-92487/811-4078

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 48 (Amendment). This Amendment was filed electronically on December 28, 2010.

If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (212) 850-1703.

Sincerely,


/s/ Joseph D'Alessandro
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Joseph D'Alessandro
Vice President and Group Counsel
Ameriprise Financial, Inc.